Stock Compensation Expense and Warrants (Details) - Schedule of restricted stock awards activity and related information - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Compensation Expense and Warrants (Details) - Schedule of restricted stock awards activity and related information [Line Items]
Weighted- Average Grant Date Fair Value Per Share Nonvested restricted stock awards Beginning Balance
Weighted- Average Grant Date Fair Value Per Share Nonvested restricted stock awards Ending Balance	0.72
Weighted- Average Grant Date Fair Value Per Share Granted	0.72
Weighted- Average Grant Date Fair Value Per Share Vested
Weighted- Average Grant Date Fair Value Per Share Forfeited
FaZe Clan Inc. [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of restricted stock awards activity and related information [Line Items]
Number of Shares Nonvested restricted stock awards Beginning Balance
Number of Shares Nonvested restricted stock awards Ending Balance	22,197
Number of Shares Granted	22,197
Number of Shares Vested
Weighted- Average Grant Date Fair Value Per Share Vested	$ 36,202
Number of Shares Forfeited